ASSET PURCHASE AGREEMENT (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
ASSET PURCHASE AGREEMENT (Details Narrative)
Impairment expense	$ 0	$ 2,097,930